Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Change in gross insurance contract liabilities	CAD 20,964	CAD 18,533
Change in insurance contract liabilities	20,023	18,014
Increase in insurance contract liabilities	20,212	17,529
Contract liabilities in gross claims and benefits	CAD 752	CAD 1,004
Corporate tax rate	21.00%	35.00%
Impact of U.S. Tax Reform	CAD (2,246)
Impact of U.S. Tax Reform, post-tax	1,774
Impact of U.S. Tax Reform, deferred tax impact	CAD 472